Financial Instruments and Financial Risk Management - Schedule of Linkage of Monetary Items by Currency (Details) ₪ in Thousands, kr in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SEK (kr)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SEK (kr)	Dec. 31, 2024 ILS (₪)
Assets:
Cash and cash equivalents	$ 6,022			$ 7,845
Short term bank deposits				1,254
Restricted short term bank deposits	251			220
Trade receivables	9			33
Other receivables	254			93
Total Assets	6,536			9,445
Liabilities:
Current maturities of long-term loans	1,181			1,102
Current maturities of lease liability	133			98
Trade	130			70
Other	1,181			969
Lease liabilities, net of current maturities				96
Long-term loans, net of current maturities	24			47
Total Liability	2,649			2,382
Net asset value	3,887			7,063
Current assets:
Cash and cash equivalents	6,022			7,845
Short term bank deposits				1,254
Restricted short term bank deposits	251			220
Trade receivables	9			33
Other receivables	254			93
Total Assets	6,536			9,445
Current liabilities:
Current maturities of long-term loans	1,181			1,102
Current maturities of lease liability	133			98
Trade	130			70
Other	1,181			969
Non-current liabilities
Lease liabilities, net of current maturities				96
Long-term loans, net of current maturities	24			47
Total Liability	2,649			2,382
SEK [Member]
Assets:
Cash and cash equivalents | kr		kr 873			kr 1,314
Short term bank deposits | kr
Restricted short term bank deposits | kr
Trade receivables | kr
Other receivables | kr		106			64
Total Assets | kr		979			1,378
Liabilities:
Current maturities of long-term loans | kr
Current maturities of lease liability | kr
Trade | kr		91			65
Other | kr		165			149
Lease liabilities, net of current maturities | kr
Long-term loans, net of current maturities | kr
Total Liability | kr		256			214
Net asset value | kr		723			1,164
Current assets:
Cash and cash equivalents | kr		873			1,314
Short term bank deposits | kr
Restricted short term bank deposits | kr
Trade receivables | kr
Other receivables | kr		106			64
Total Assets | kr		979			1,378
Current liabilities:
Current maturities of long-term loans | kr
Current maturities of lease liability | kr
Trade | kr		91			65
Other | kr		165			149
Non-current liabilities
Lease liabilities, net of current maturities | kr
Long-term loans, net of current maturities | kr
Total Liability | kr		kr 256			kr 214
NIS [Member]
Assets:
Cash and cash equivalents | ₪			₪ 17			₪ 11
Short term bank deposits | ₪
Restricted short term bank deposits | ₪			75			63
Trade receivables | ₪
Other receivables | ₪			9			10
Total Assets | ₪			101			84
Liabilities:
Current maturities of long-term loans | ₪
Current maturities of lease liability | ₪			109			98
Trade | ₪			39			5
Other | ₪			478			373
Lease liabilities, net of current maturities | ₪						96
Long-term loans, net of current maturities | ₪
Total Liability | ₪			626			572
Net asset value | ₪			(525)			(488)
Current assets:
Cash and cash equivalents | ₪			17			11
Short term bank deposits | ₪
Restricted short term bank deposits | ₪			75			63
Trade receivables | ₪
Other receivables | ₪			9			10
Total Assets | ₪			101			84
Current liabilities:
Current maturities of long-term loans | ₪
Current maturities of lease liability | ₪			109			98
Trade | ₪			39			5
Other | ₪			478			373
Non-current liabilities
Lease liabilities, net of current maturities | ₪						96
Long-term loans, net of current maturities | ₪
Total Liability | ₪			₪ 626			₪ 572
USD [Member]
Assets:
Cash and cash equivalents	5,070			6,445
Short term bank deposits				1,254
Restricted short term bank deposits
Trade receivables	9			33
Other receivables	78
Total Assets	5,157			7,732
Liabilities:
Current maturities of long-term loans	1,042			1,011
Current maturities of lease liability	24
Trade
Other
Lease liabilities, net of current maturities
Long-term loans, net of current maturities
Total Liability	1,066			1,011
Net asset value	4,091			6,721
Current assets:
Cash and cash equivalents	5,070			6,445
Short term bank deposits				1,254
Restricted short term bank deposits
Trade receivables	9			33
Other receivables	78
Total Assets	5,157			7,732
Current liabilities:
Current maturities of long-term loans	1,042			1,011
Current maturities of lease liability	24
Trade
Other
Non-current liabilities
Lease liabilities, net of current maturities
Long-term loans, net of current maturities
Total Liability	1,066			1,011
Other Currencies [Member]
Assets:
Cash and cash equivalents	62			75
Short term bank deposits
Restricted short term bank deposits	176			157
Trade receivables
Other receivables	61			19
Total Assets	299			251
Liabilities:
Current maturities of long-term loans	139			91
Current maturities of lease liability
Trade
Other	538			447
Lease liabilities, net of current maturities
Long-term loans, net of current maturities	24			47
Total Liability	701			585
Net asset value	(402)			(334)
Current assets:
Cash and cash equivalents	62			75
Short term bank deposits
Restricted short term bank deposits	176			157
Trade receivables
Other receivables	61			19
Total Assets	299			251
Current liabilities:
Current maturities of long-term loans	139			91
Current maturities of lease liability
Trade
Other	538			447
Non-current liabilities
Lease liabilities, net of current maturities
Long-term loans, net of current maturities	24			47
Total Liability	$ 701			$ 585